Statutory Prospectus Supplement dated June 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco International Allocation Fund
Effective September 1, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund” and under the heading “Investment Objectives(s), Strategies, Risks and Portfolio Holdings — Risks”:
“Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.”
Effective September 1, 2011, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns (for the periods ended December 31, 2010)”:

	“1	5	Since
	Year	Years	Inception

Class A: Inception (10/31/05)
Return Before Taxes	5.82%	2.69%	4.09%
Return After Taxes on Distributions	5.50	1.94	3.23
Return After Taxes on Distributions and Sale of Fund Shares	4.20	2.16	3.30

Class B: Inception (10/31/05)	6.18	2.74	4.29

Class C: Inception (10/31/05)	10.18	3.08	4.45

Class R: Inception (10/31/05)	11.84	3.60	4.99

Class Y1: Inception (10/03/08)	12.29	3.97	5.36

MSCI AC World Ex-US Index[2] (10/31/05)	11.15	4.82	6.29
MSCI EAFE® Index: Inception[2] (10/31/05)	7.75	2.46	3.77
Lipper International Multi-Cap Core Funds Index: Inception (10/31/05)	12.54	4.35	5.52

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.

2	The Fund has elected to use the MSCI AC World Ex-US Index rather than the MSCI EAFE ® Index as its broad-based securities market/style specific benchmark because the MSCI AC World Ex-US Index more appropriately reflects the Fund’s investment style.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Effective September 1, 2011, the following information is added above the index description for “MSCI EAFE® Index” appearing under the heading “Benchmark Descriptions”:
“MSCI AC World Ex-US Index is an index considered representative of stock markets of developed and emerging markets, excluding those of the U.S.”

Statutory Prospectus Supplement dated June 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco International Allocation Fund	Invesco Small Cap Growth Fund
Effective September 1, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco International Allocation Fund — Principal Risks of Investing in the Fund” and under the heading “Investment Objectives(s), Strategies, Risks and Portfolio Holdings — Invesco International Allocation Fund — Risks”:
“Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.”
Effective September 1, 2011, the following information replaces in its entirety the information appearing under the heading ““Fund Summaries — Invesco International Allocation Fund — Performance Information — Average Annual Total Returns (for the periods ended December 31, 2010)”:

	“1	5	Since
	Year	Years	Inception

Institutional Class: Inception (10/31/05)
Return Before Taxes	12.37%	4.10%	5.51%
Return After Taxes on Distributions	11.99	3.31	4.60
Return After Taxes on Distributions and Sale of Fund Shares	8.52	3.38	4.52

MSCI AC World Ex-US Index[1] (10/31/05)	11.15	4.82	6.29
MSCI EAFE® Index: Inception[1] (10/31/05)	7.75	2.46	3.77
Lipper International Multi-Cap Core Funds Index: Inception (10/31/05)	12.54	4.35	5.52

1	The Fund has elected to use the MSCI AC World Ex-US Index rather than the MSCI EAFE ® Index as its broad-based securities market/style specific benchmark because the MSCI AC World Ex-US Index more appropriately reflects the Fund’s investment style.”
Effective September 1, 2011, the following information is added above the index description for “MSCI EAFE® Index” appearing under the heading “Benchmark Descriptions”:
“MSCI AC World Ex-US Index is an index considered representative of stock markets of developed and emerging markets, excluding those of the U.S.”

Statement of Additional Information Supplement dated June 23, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Global Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco International Allocation Fund	Invesco Small Cap Growth Fund
Effective September 1, 2011, the following information replaces in its entirety the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Classification — Asset Allocation Funds” of the Statement of Additional Information:

	Invesco	Invesco		Invesco	Invesco
	Growth	Income	Invesco	Moderate	Moderately
	Allocation	Allocation	International	Allocation	Conservative
“Underlying Funds	Fund	Fund	Allocation Fund	Fund	Allocation Fund
Invesco Balanced-Risk Allocation Fund	16.000%	0.000%	0.000%	12.500%	9.500%
Invesco Balanced-Risk Commodity Strategy Fund	6.000%	0.000%	0.000%	5.000%	4.000%
Invesco Charter Fund	6.030%	0.000%	0.000%	4.410%	2.720%
Invesco Core Plus Bond Fund	0.000%	17.500%	0.000%	9.150%	24.520%
Invesco Developing Markets Fund	7.100%	0.000%	4.500%	5.200%	3.200%
Invesco Diversified Dividend Fund	9.210%	15.000%	0.000%	6.760%	4.150%
Invesco Emerging Market Local Currency Debt Fund	0.000%	0.000%	0.000%	2.440%	3.270%
Invesco Emerging Markets Equity Fund	0.000%	0.000%	4.500%	0.000%	0.000%
Invesco Endeavor Fund	4.615%	0.000%	0.000%	3.380%	2.080%
Invesco Floating Rate Fund	0.000%	7.000%	0.000%	3.050%	5.450%
Invesco Global Real Estate Fund	4.260%	0.000%	0.000%	3.120%	1.920%
Invesco High Yield Fund	0.000%	14.000%	0.000%	3.660%	4.910%
Invesco International Core Equity Fund	8.875%	5.000%	31.000%	6.500%	4.000%
Invesco International Growth Fund	8.165%	0.000%	22.500%	5.980%	3.680%
Invesco International Small Company Fund	0.000%	0.000%	10.000%	0.000%	0.000%
Invesco International Total Return Fund	0.000%	5.000%	0.000%	0.000%	0.000%
Invesco Select Real Estate Income Fund	0.000%	7.000%	0.000%	0.000%	0.000%

	Invesco	Invesco		Invesco	Invesco
	Growth	Income	Invesco	Moderate	Moderately
	Allocation	Allocation	International	Allocation	Conservative
“Underlying Funds	Fund	Fund	Allocation Fund	Fund	Allocation Fund
Invesco Short Term Bond Fund	0.000%	6.000%	0.000%	0.000%	0.000%
Invesco Small Cap Equity Fund	3.905%	0.000%	0.000%	2.860%	1.760%
Invesco U.S. Government Fund	0.000%	7.000%	0.000%	0.000%	0.000%
Invesco Utilities Fund	0.000%	8.000%	0.000%	0.000%	0.000%
Invesco Van Kampen American Franchise Fund	8.570%	0.000%	0.000%	6.270%	3.860%
Invesco Van Kampen Comstock Fund	5.560%	0.000%	0.000%	4.070%	2.510%
Invesco Van Kampen Corporate Bond Fund	0.000%	8.500%	0.000%	0.000%	0.000%
Invesco Van Kampen Growth & Income Fund	4.710%	0.000%	0.000%	3.450%	2.120%
PowerShares 1-30 Laddered Treasury Portfolio	7.000%	0.000%	0.000%	12.200%	16.350%
PowerShares International Dividend Achievers Portfolio	0.000%	0.000%	27.500%	0.000%	0.000%”

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